Significant acquisition and disposition	6 Months Ended
Apr. 30, 2024
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Significant acquisition and disposition

Note 6 Significant acquisition and disposition
Acquisition
HSBC Bank Canada
On March 28, 2024, we completed the acquisition of HSBC Bank Canada (HSBC Canada). The acquisition of HSBC Canada (the HSBC Canada transaction) gives us the opportunity to enhance our existing businesses in line with our strategic goals and better positions us to be the bank of choice for commercial clients with international needs, newcomers to Canada and globally connected clients. HSBC Canada results have been consolidated from the closing date and are included in our Personal & Commercial Banking, Wealth Management and Capital Markets segments.
Total consideration of $15.5 billion in cash included $13.5 billion for 100% of the common shares of HSBC Canada, $2.1 billion for the preferred shares and subordinated debt held directly or indirectly by HSBC Holdings plc, $(0.5) billion for the settlement of pre-existing relationships with HSBC Canada and $0.4 billion for an additional amount that accrued from August 30, 2023 to the closing date. This additional amount was calculated based on the $13.5 billion all-cash purchase price for the common shares of HSBC Canada and the Canadian Overnight Repo Rate Average. Relatedly, under a locked box mechanism, HSBC Canada’s earnings from June 30, 2022 to the closing date accrued to RBC and were reflected in the acquired net assets on closing.
Based on the estimated fair values, our preliminary purchase price allocation assigns $108.1 billion to assets and $99.1 billion to liabilities on the acquisition date. Goodwill of $6.4 billion reflects the expected expense synergies from our Personal & Commercial Banking, Wealth Management and Capital Markets operations, expected growth of the platforms, and the ability to cross-sell products between segments. Goodwill is not expected to be deductible for tax purposes.
The following table presents the estimated fair value of the assets acquired and liabilities assumed as at the acquisition date. The estimates for the fair values of the assets acquired and liabilities assumed may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed as at the acquisition date during the measurement period.

(Millions of Canadian dollars, except percentage amounts)
Percentage of shares acquired	100%
Purchase consideration	$15,488
Fair value of identifiable assets acquired
Cash and due from banks	$2,772
Securities
Trading	1,110
Investment	21,305
Loans (1)
Retail (2)	35,353
Wholesale	39,408
Derivatives	3,365
Intangible assets (3)	2,402
Other (4)	2,405
Total fair value of identifiable assets acquired	$108,120
Fair value of identifiable liabilities assumed
Deposits
Personal	42,037
Business and government (2)	44,065
Bank	124
Obligations related to assets sold under repurchase agreements and securities loaned	5,664
Derivatives	3,541
Other (5)	3,639
Total fair value of identifiable liabilities assumed	$99,070
Fair value of identifiable net assets acquired	$9,050
Goodwill	6,438
Total purchase consideration	$15,488

(1)	The fair value of loans reflects estimates of incurred and expected future credit losses as at the acquisition date and interest rate premiums or discounts relative to prevailing market rates. As at March 28, 2024, the gross contractual value of the loans is $
75,920
million. The estimate of contractual cash flows not expected to be collected is $
587
 million, of which $
147
million relates to purchased credit-impaired loans.
(2)	Loans – Retail includes $
1.7
billion of Canadian residential mortgages sold with recourse to a mutual fund that do not qualify for derecognition, and Deposits – Business and government includes $
1.7
billion of the related secured borrowing liability.
(3)	Intangible assets include $
1,973
million of core deposit intangibles and $
110
million of customer relationships, which are amortized on a straight-line basis over estimated useful lives of
7
years, and $319 million of mutual fund management contracts with indefinite useful lives.
(4)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Customers’ liability under acceptances, and Other assets.
(5)	Includes Acceptances, Obligations related to securities sold short, and Other liabilities.

Since the acquisition date, the HSBC Canada transaction contributed revenue of $
245
million and a net loss of $
51
 million to RBC’s consolidated results. The net loss of $
51
million includes initial PCL on purchased performing financial assets of $
200
 million ($
145
million after-tax).
Assuming we acquired HSBC Canada on November 1, 2023, using the same fair value estimates and not reflecting any potential synergies, we estimate that RBC’s consolidated revenue and net income for the six months ended April 30, 2024 would be $
28.9
billion and $
8.0
billion, respectively.
RBC’s consolidated results include transaction and integration costs of $
358
million for the three months ended April 30, 2024 and $
623
million for the six months ended April 30, 2024, recognized in Non-interest expense.
Disposition
Wealth Management
On December 1, 2023, we completed the previously announced sale of the RBC Investor Services
®
business in Jersey to CACEIS, the asset servicing banking group of Crédit Agricole S.A. and Banco Santander, S.A. On March 25, 2024, we completed the previously announced sale of the business of the U.K. branch of RBC Investor Services Trust to CACEIS. The transaction did not have a significant impact on our Interim Condensed Consolidated Statements of Income.